LOSSES PER SHARE ("EPS") (Tables)	12 Months Ended
Dec. 31, 2023
LOSSES PER SHARE ("EPS")
Summary of computation of basic and diluted net income per share

	For the years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B
Basic EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to Cango Inc’s shareholders	(6,374,737)	(2,169,615)	(815,323,647)	(295,884,236)	(26,501,163)	(3,732,611)	(11,372,111)	(1,601,728)
Denominator:
Number of shares used for Basic EPS computation (millions of shares)	216.28	73.61	201.10	72.98	170.07	170.07	72.98	72.98
Basic EPS	(0.03)	(0.03)	(4.05)	(4.05)	(0.16)	(0.02)	(0.16)	(0.02)

	For the years ended December 31,
	2021		2022		2023
	Class A	Class B	Class A	Class B
Diluted EPS:	Ordinary Shares	Ordinary Shares	Ordinary Shares	Ordinary Shares	Class A Ordinary Shares		Class B Ordinary Shares
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Numerator:
Net loss attributable to ordinary shareholders	(6,374,737)	(2,169,615)	(815,323,647)	(295,884,236)	(26,501,163)	(3,732,611)	(11,372,111)	(1,601,728)
Reallocation of net income as a result of conversion of Class B to Class A shares	(2,169,615)	—	(295,884,236)	—	(11,372,111)	(1,601,728)	—	—
Net loss attributable to ordinary shareholders for diluted EPS	(8,544,352)	(2,169,615)	(1,111,207,883)	(295,884,236)	(37,873,274)	(5,334,339)	(11,372,111)	(1,601,728)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	216.28	73.61	201.10	72.98	170.07	170.07	72.98	72.98
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	73.61	—	72.98	—	72.98	72.98	—	—
Number of shares used for diluted EPS computation	289.89	73.61	274.08	72.98	243.05	243.05	72.98	72.98
Diluted EPS	(0.03)	(0.03)	(4.05)	(4.05)	(0.16)	(0.02)	(0.16)	(0.02)
Earnings (losses) per share – ADS:
Denominator used for earnings per ADS – basic	108.14		100.55		85.04	85.04
Denominator used for earnings per ADS – diluted	144.95		137.04		121.53	121.53
Losses per ADS – basic	(0.06)		(8.11)		(0.31)	(0.04)
Losses per ADS – diluted	(0.06)		(8.11)		(0.31)	(0.04)